Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Abstract]
Purchase price allocation to estimated fair value of assets acquired and liabilities assumed
Amount

Trademarks and Tradenames	$121,157
Patents	180,183
Internally Developed Software	363,472
Other Net Assets	(758)
664,054
Negative Goodwill on acquisition	(66,394)
Purchase Price	$597,660